Organization - Schedule of Warrant Activity (Details) - Warrant [Member] - Warrant [Member] - USD ($)			12 Months Ended
	Feb. 29, 2024		Dec. 31, 2024
Schedule of Warrant Activity [Line Items]
Number of Warrants Outstanding Beginning Balance	7,176,389,000
Weighted Average Exercise Share Price Outstanding Beginning Balance (in Dollars per share)	$ 11.5
Total Intrinsic Value Outstanding Beginning Balance (in Dollars)
Weighted Average Remaining Contractual Life (in years) Outstanding Beginning Balance	5 years	[1]	4 years 2 months 1 day
Number of Warrants Issued, exercised or cancelled
Weighted Average Exercise Share Price Issued, exercised or cancelled (in Dollars per share)
Total Intrinsic Value Issued, exercised or cancelled (in Dollars)
Number of Warrants Outstanding Ending Balance			7,176,389,000
Weighted Average Exercise Share Price Outstanding Ending Balance (in Dollars per share)			$ 11.5
Total Intrinsic Value Outstanding Ending Balance (in Dollars)
Weighted Average Remaining Contractual Life (in years) Outstanding Ending Balance	5 years	[1]	4 years 2 months 1 day

[1]	The data have been retroactively restated to reflect the current capital structure of the Company.